Expense Example {- Fidelity Freedom Blend Income Fund} - 03.31 Fidelity Freedom Blend Funds - Class Z6 Combo Pro-04 - Fidelity Freedom Blend Income Fund - Fidelity Advisor Freedom Blend Income Fund- Class Z6
Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 27
3 years	84
5 years	146
10 years	$ 331